SCHEDULE 1	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
SCHEDULE 1

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars)

	Year ended December 31,
	2015	2016	2017
General and administrative expenses*	$(6,579)	$(2,064)	$(2,714)
Other (expenses) income, net	(8,204)	(25,794)	7,296
Interest income	3,856	4,179	6,998
Interest expenses	(360)	—	—
(Loss) income before income tax	(11,287)	(23,679)	11,580
Income tax expenses	—	—	—
(Loss) income before share of net profits of subsidiaries, net of income tax	(11,287)	(23,679)	11,580
Share of net (losses) profit subsidiaries, net of income tax	(1,871)	14,145	(7,636)
Net (loss) income	$(13,158)	$(9,534)	$3,944
Foreign currency translation adjustment	(4,417)	(7,736)	6,311
Other comprehensive (loss) income	(4,417)	(7,736)	6,311
Comprehensive (loss) income	$(17,575)	$(17,270)	$10,255
* Amount of share-based compensation expense included in general and administrative expenses	$1,685	$1,223	$1,424

SCHEDULE 1

NAM TAI PROPERTY INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2016	2017
ASSETS
Current assets:
Cash and cash equivalents	$51,795	$114,249
Short term investments	88,399	—
Prepaid expenses and other receivables	3,513	2,845
Amounts due from subsidiaries	—	—
Total current assets	143,707	117,094
Property, plant and equipment, net	3,228	3,000
Investments in subsidiaries	234,666	233,342
Total assets	$381,601	$353,436
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$90	$159
Dividend payable	10,205	10,514
Amounts due to subsidiaries	20,652	23,431
Total current liabilities	30,947	34,104
Long term loan	114,308	74,974
Total liabilities	$145,255	$109,078
Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 36,446,691 and 37,551,191 shares as at December 31, 2016 and 2017, respectively)	364	376
Additional paid-in capital	241,536	249,856
Retained earnings (Accumulated deficit)	6,607	(24)
Accumulated other comprehensive loss	(12,161)	(5,850)
Total shareholders’ equity	236,346	244,358
Total liabilities and shareholders’ equity	$381,601	$353,436

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Retained Earnings (Accumulated deficit)	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity
Balance at January 1, 2015	42,618,322	$426	$274,276	$42,258	$(8)	$316,952
Shares issued on exercise of options	600,000	6	3,990	—	—	3,996
Cancellation of shares	(6,518,750)	(65)	(36,671)	—	—	(36,736)
Stock-based compensation expenses			1,685			1,685
Net loss	—	—	—	(13,158)	—	(13,158)
Cash dividends declared ($0.08 per share)	—	—	—	(2,936)	—	(2,936)
Cash dividends reversal	—	—	—	179	—	179
Accumulated other comprehensive loss	—	—	—	—	(4,417)	(4,417)
Balance at December 31, 2015	36,699,572	$367	$243,280	$26,343	$(4,425)	$265,565
Shares issued on exercise of options	471,869	4	3,284	—	—	3,288
Cancellation of shares	(724,750)	(7)	(6,251)	—	—	(6,258)
Stock-based compensation expenses			1,223			1,223
Net loss	—	—	—	(9,534)	—	(9,534)
Cash dividends declared ($0.28 per share)	—	—	—	(10,205)	—	(10,205)
Cash dividends reversal	—	—	—	3	—	3
Accumulated other comprehensive loss	—	—	—	—	(7,736)	(7,736)
Balance at December 31, 2016	36,446,691	$364	$241,536	$6,607	$(12,161)	$236,346
Shares issued on exercise of options	1,104,500	12	6,896	—	—	6,908
Cancellation of shares	—	—	—	—	—	—
Stock-based compensation expenses	—		1,424	—	—	1,424
Net loss	—	—	—	3,944	—	3,944
Cash dividends declared ($0.28 per share)	—	—	—	(10,514)	—	(10,514)
Cash dividends paid	—	—	—	(61)	—	(61)
Accumulated other comprehensive loss	—	—	—	—	6,311	6,311
Balance at December 31, 2017	37,551,191	$376	$249,856	$(24)	$(5,850)	$244,358

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2015	2016	2017
Cash flows from operating activities:
Net (loss) income	$(13,158)	$(9,534)	$3,944
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Share of net losses (profits) of subsidiaries, net of taxes	1,871	(14,145)	7,636
Depreciation	237	229	228
Unrealized exchange loss (gain)	—	3,370	(6,713)
Share-based compensation expenses	1,685	1,223	1,424
Loss on waiving amount due from a subsidiary	—	17,800	1,324
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	1,460	(944)	668
Increase (decrease) in accrued expenses and other payables	496	(1,319)	69
Net cash (used in) provided by operating activities	$(7,409)	$(3,320)	$8,580
Cash flows from investing activities:
Purchase of property, plant and equipment	(1)	—	—
Decrease (increase) in short term investment	24,753	(39,647)	88,399
(Increase) decrease in amounts due from subsidiaries	(6,742)	(1,032)	1,455
Net cash provided by (used in) investing activities	$18,010	$(40,679)	$89,854
Cash flows from financing activities:
Proceeds from a long term loan of a subsidiary	40,625	73,683	—
Repayment a long term loan to a subsidiary	—	—	(39,334)
Proceeds from short term bank borrowing	92,432	—	—
Repayment of short term bank borrowing	(132,432)	—	—
Share repurchase program	(36,704)	(6,258)	—
Dividend paid	(3,230)	(2,936)	(10,266)
Proceeds from options exercise	3,996	3,288	6,908
Net cash (used in) provided by financing activities	$(35,313)	$67,777	$(42,692)
Net (decrease) increase in cash and cash equivalents	(24,712)	23,778	55,742
Cash and cash equivalents at beginning of year	56,099	31,387	51,795
Effect of exchange rate changes on cash and cash equivalents	—	(3,370)	6,712
Cash and cash equivalents at end of year	$31,387	$51,795	$114,249

SCHEDULE 1

NAM TAI PROPERTY INC.

NOTE TO SCHEDULE 1

(in thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2017, $346,357 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2015, 2016 and 2017.

During the years ended December 31, 2015, 2016 and 2017, no cash dividend was declared and paid by subshttps://www.sec.gov/Archives/edgar/data/829365/000095012407006229/v36477e8va12bza.htmidiaries to the Company.